Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliations of Benefit Obligations, Plan Assets of Pension Plans and Funded Status of Plans
The following tables present reconciliations of plan benefit obligations, fair value of plan assets and the funded status of pension plans and other post-retirement plans as of and for the years ended December 31, 2012 and 2011:

	U.S. pension plans		Non-U.S. pension plans		Other post-retirement plans
In thousands	2012	2011	2012	2011	2012	2011
Change in benefit obligations
Benefit obligation beginning of year	$572,068	$502,657	$89,503	$84,151	$35,081	$33,715
Service cost	12,867	10,270	3,295	2,196	219	180
Interest cost	28,208	28,647	7,545	4,121	1,860	1,889
Amendments	372	—	—	—	—	—
Benefit obligations assumed in Merger	10,821	—	338,532	—	16,815	—
Settlements	—	—	—	(257)	—	—
Actuarial loss	128,817	58,672	26,647	4,079	8,159	2,494
Translation (gain) loss	—	—	1,502	(2,477)	—	—
Benefits paid	(358,854)	(28,178)	(6,175)	(2,310)	(2,837)	(3,197)
Benefit obligation end of year	394,299	572,068	460,849	89,503	59,297	35,081
Change in plan assets
Fair value of plan assets beginning of year	408,837	374,934	10,934	10,549	—	—
Actual return on plan assets	43,944	27,628	6,413	343	—	—
Plan assets acquired in Merger	7,482	—	227,253	—	—	—
Company contributions	224,786	34,453	10,391	2,644	2,837	3,197
Settlements	—	—	—	(257)	—	—
Translation gain (loss)	—	—	166	(35)	—	—
Benefits paid	(358,854)	(28,178)	(6,175)	(2,310)	(2,837)	(3,197)
Fair value of plan assets end of year	326,195	408,837	248,982	10,934	—	—
Funded status
Benefit obligations in excess of the fair value of plan assets	$(68,104)	$(163,231)	$(211,867)	$(78,569)	$(59,297)	$(35,081)

Amounts Recognized in Consolidated Balance Sheets
Amounts recorded in the Consolidated Balance Sheets were as follows:

	U.S. pension plans		Non-U.S. pension plans		Other post- retirement plans
In thousands	2012	2011	2012	2011	2012	2011
Current liabilities	$(3,490)	$(3,303)	$(4,925)	$(2,442)	$(4,520)	$(3,307)
Non-current liabilities	(64,614)	(159,928)	(206,942)	(76,127)	(54,777)	(31,774)
Benefit obligations in excess of the fair value of plan assets	$(68,104)	$(163,231)	$(211,867)	$(78,569)	$(59,297)	$(35,081)

Pension Plans with an Accumulated Benefit Obligation or Projected Benefit Obligation in Excess of Plan Assets
Information for pension plans with an accumulated benefit obligation or projected benefit obligation in excess of plan assets as of December 31 are as follows:

	Projected benefit obligation exceeds the fair value of plan assets		Accumulated benefit obligation exceeds the fair value of plan assets
In thousands	2012	2011	2012	2011
U.S. pension plans
Projected benefit obligation	$158,063	$572,068	$87,147	$572,068
Fair value of plan assets	85,332	408,837	15,499	408,837
Accumulated benefit obligation	—	—	77,165	539,453
Non-U.S. pension plans
Projected benefit obligation	$436,652	$89,503	$431,271	$89,503
Fair value of plan assets	222,387	10,934	217,174	10,934
Accumulated benefit obligation	—	—	420,044	86,431

Assumed Health Care Cost Trend Rates
The assumed healthcare cost trend rates for other post-retirement plans as of December 31 were as follows:

	2012	2011
Healthcare cost trend rate assumed for following year	7.4%	7.5%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.5%	4.5%
Year the cost trend rate reaches the ultimate trend rate	2027	2027

Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates
A one-percentage-point change in the assumed healthcare cost trend rates would have the following effects as of and for the year ended December 31, 2012:

	One Percentage Point
In thousands	Increase	Decrease
Increase (decrease) in annual service and interest cost	$59	$(52)
Increase (decrease) in other post-retirement benefit obligations	2,748	(2,390)

Actual Overall Asset Allocation for U.S. And Non-U.S. Plans as Compared to Investment Policy Goals
Our actual overall asset allocation for our U.S. and non-U.S. pension plans as compared to our investment policy goals as of December 31 was as follows:

	U.S. pension plans
	Actual		Target
Percentages	2012	2011	2012	2011
Equity securities	32%	41%	—	50%
Fixed income	56%	50%	100%	40%
Alternative	7%	6%	—	10%
Cash	5%	3%	—	—

	Non-U.S. pension plans
	Actual		Target
Percentages	2012	2011	2012	2011
Equity securities	51%	66%	55%	75%
Fixed income	42%	20%	45%	25%
Alternative	3%	—	—	—
Cash	4%	14%	—	—

Plan Assets Using Fair Value Hierarchy
The fair values of our pension plan assets and their respective levels in the fair value hierarchy as of December 31, 2012 and December 31, 2011 were as follows:

	December 31, 2012
In thousands	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$6,238	$21,235	$—	$27,473
Fixed income:
Corporate and non U.S. government	—	164,255	—	164,255
U.S. treasuries	—	69,375	—	69,375
Mortgage-backed securities	—	23,382	—	23,382
Other	—	28,111	—	28,111
Global equity securities:
Mid cap equity	—	6,726	—	6,726
Large cap equity	—	88,985	—	88,985
International equity	—	89,768	—	89,768
Long/short equity	—	47,597	—	47,597
Other investments	—	11,215	18,290	29,505
Total fair value of plan assets	$6,238	$550,649	$18,290	$575,177

	December 31, 2011
In thousands	Level 1	Level 2	Level 3	Total
Cash equivalents	$—	$13,084	$—	$13,084
Fixed income:
Corporate and non U.S. government	—	76,046	150	76,196
U.S. treasuries	—	82,989	—	82,989
Mortgage-backed securities	—	40,286	629	40,915
Other	—	7,958	219	8,177
Global equity securities:
Small cap equity	7,094	—	—	7,094
Mid cap equity	7,528	4	—	7,532
Large cap equity	—	47,398	—	47,398
International equity	19,942	19,652	—	39,594
Long/short equity	—	56,575	—	56,575
Pentair Ltd. common shares	16,645	—	—	16,645
Other investments	—	4,563	19,009	23,572
Total fair value of plan assets	$51,209	$348,555	$20,007	$419,771

Reconciliation of Level 3 Assets
The following tables present a reconciliation of Level 3 assets held during the years ended December 31, 2012 and 2011, respectively:

In thousands	January 1, 2012	Net realized and unrealized gains (losses)	Net issuances and settlements	Net transfers into (out of) level 3	December 31, 2012
Other investments	$19,009	$1,051	$(1,770)	$—	$18,290
Fixed income investments	998	22	(1,020)	—	—
Total	$20,007	$1,073	$(2,790)	$—	$18,290

In thousands	January 1, 2011	Net realized and unrealized gains (losses)	Net issuances and settlements	Net transfers into (out of) level 3	December 31, 2011
Other investments	$12,991	$251	$5,767	$—	$19,009
Fixed income investments	1,777	87	(866)	—	998
Total	$14,768	$338	$4,901	$—	$20,007

Expected Future Service to Be Paid by Plans
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid by the plans for the years ended December 31 as follows:

In millions	U.S. pension plans	Non-U.S. pension plans	Other post- retirement plans
2013	$7.5	$16.7	$4.5
2014	8.6	17.8	4.5
2015	10.2	18.5	4.4
2016	12.9	17.5	4.3
2017	14.8	18.3	4.2
2018-2022	103.3	105.7	19.6

Pension benefits
Components of Net Periodic Benefit Cost
Components of net periodic benefit cost for our pension plans for the years ended December 31 were as follows:

	U. S. pension plans			Non-U.S. pension plans
In thousands	2012	2011	2010	2012	2011	2010
Service cost	$12,867	$10,270	$9,743	$3,295	$2,196	$1,845
Interest cost	28,208	28,647	27,518	7,545	4,121	4,153
Expected return on plan assets	(29,400)	(27,952)	(24,679)	(3,928)	(461)	(433)
Amortization of transition obligation	—	—	—	—	—	13
Amortization of prior year service cost (benefit)	17	17	17	(15)	(17)	(10)
Actuarial loss	114,272	58,995	6,990	24,162	4,196	7,305
Net periodic benefit cost	$125,964	$69,977	$19,589	$31,059	$10,035	$12,873

Post-retirement
Components of Net Periodic Benefit Cost
Components of net periodic benefit cost for our other post-retirement plans for the years ended December 31 were as follows:

	Other post-retirement plans
In thousands	2012	2011	2010
Service cost	$219	$180	$200
Interest cost	1,860	1,889	2,013
Amortization of prior year service benefit	(24)	(27)	(27)
Actuarial (gain) loss	8,159	2,494	(647)
Net periodic benefit cost	$10,214	$4,536	$1,539

Benefit Obligations
Weighted-Average Assumptions used to Determine Domestic Benefit Obligations and Domestic Net Periodic Benefit Cost
Weighted-average assumptions used to determine benefit obligations as of December 31 were as follows:

	U.S. pension plans			Non-U.S. pension plans			Other post-retirement plans
Percentages	2012	2011	2010	2012	2011	2010	2012	2011	2010
Discount rate	3.67	5.05	5.90	3.85	4.82	5.10	3.40	5.05	5.90
Rate of compensation increase	4.37	4.00	4.00	3.02	2.98	3.00	—	—	—

Net Periodic Benefit Cost
Weighted-Average Assumptions used to Determine Domestic Benefit Obligations and Domestic Net Periodic Benefit Cost
Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31 were as follows:

	U.S. pension plans			Non-U.S. pension plans			Other post- retirement plans
Percentages	2012	2011	2010	2012	2011	2010	2012	2011	2010
Discount rate	5.05	5.90	6.00	4.82	5.13	5.50	5.05	5.90	6.00
Expected long-term return on plan assets	7.50	8.00	8.50	4.09	4.50	4.50	—	—	—
Rate of compensation increase	4.21	4.00	4.00	2.98	2.98	3.00	—	—	—